Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

On July 27, 2021, the Company signed a cooperation agreement with Beijing Auvgo International Travel Technology Co. Ltd. (“Auvgo International”), to form a joint venture, Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia Travel”), to jointly develop business travel services. Pursuant to the agreement, the Company and Auvgo International will invest and hold 35% of the equity in the joint venture, respectively, and the Company’s business partner, Shuzhiyun Technology (Beijing) Co., Ltd. (“Shuzhiyun”), who signed an agreement with the Company to vote in concert, will make capital contributions for the remaining 30% equity in the joint venture.

On September 17, 2021, the Company signed an equity transfer agreement to sell 100% of the equity interest it held in China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”), a holding company that has no business operations, to Yuanjia Asset Management Co., Ltd., a BVI company (“Yuanjia”), for a total of approximately $367 (HK$2,200). The transaction was closed on September 30,2021. The total assets of Roan HK were $0.43 million as of September 30, 2021 and the total liabilities of Roan HK were $0.89 million as of September 30, 2021, resulting in a gain on deconsolidation of $0.46 million.

On September 30, 2021, the Company signed a cooperation agreement with Shenzhen Geile Information Technology Co., Ltd. (“Harvest” , formerly called “Shenzhen Harvest Business Ltd., Co.”), to jointly set up a consumer payment technology joint venture, FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”), to offer lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests. Pursuant to the agreement, the Company and Harvest will invest and hold 45% and 25% of the equity in the joint venture, respectively, and the Company’s business partner, Shuzhiyun, who signed an agreement with the Company to vote in concert, will make capital contributions for the remaining 30% equity in the joint venture.

On October 14, 2021, the Company’s subsidiary, Yifu Health Industry (Ningbo) Co., Ltd. (“Yifu”) signed a cooperation agreement with Shuzhiyun and Shanghai Jingmu Information Technology Co. Ltd. (“Jingmu”), to set up a joint venture to provide online medical consultation and traditional Chinese medicine, Fine C+ Health (Hangzhou) Technology Limited (“Fine C+ Health”). Pursuant to the agreement, Yifu and Shuzhiyu will invest and hold 40% and 30% of the equity in the joint venture, respectively, and Jingmu will make capital contributions for the remaining 30% equity in the joint venture. Shuzhiyun signed an agreement with the Company to vote in concert.

On October 18, 2021, the Company signed a cooperation agreement with Flourishing Technology Inc. (“Flourishing”) and media interactive technology experts to set up a joint venture, FINE C+ Interactive Technology (Hangzhou) Limited (“FINE C+ Interactive”), to jointly develop cultural and tourism services, education development industry business and personal financal services. Pursuant to the agreement, the Company and Flourishing and media interactive technology experts will invest and hold 35% and 51 % of the equity in the joint venture, respectively, and the Company’s business partner, Shuzhiyun, who signed an agreement with the Company to vote in concert, will make capital contributions for the remaining 14% equity in the joint venture.

On November 18, 2021, the Company signed a cooperation agreement with Harvest Horn (Beijing) Marketing Co., Ltd. (“Harvest Horn”) to set up an entertainment technology joint venture focusing on the theme park industry. Pursuant to the agreement, the Company’s subsidiary, FINE C+ Interactive and Roan’s partners will hold 70% equity jointly, and Harvest Horn’s subsidiary, Liuxinghuo will hold the remaining 30% equity.

On November 24, 2021, Hangzhou Zeshi invested RMB100,000 (approximately $0.02 million) in Hangzhou Future New Energy Enterprise Management Partnership (Limited Partnership) (“Future New Energy”) and held 1% of the equity of Future New Energy. The registered capital of Future New Energy is RMB 10 million (approximately $1.55 million).

On December 16, 2021, Hangzhou Zeshi invested RMB 2 million (approximately $309,760.56) in Medium Carbon Future New Energy Industry Development (Zhejiang) Co., Ltd., and held 2% its equity. Future New Energy invested RMB 20 million (approximately $3.10 million), and held 20% its equity. The registered capital of Future New Energy is RMB 100 million (approximately $15.49 million).

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined that there were no such events requiring recognition or disclosure in the financial statements other than the above mentioned events.